Summary of significant accounting policies - Revenue is recognized and disaggregated (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Revenue from Contract with Customer	$ 1,710,970,706	$ 2,466,504,041	$ 2,207,966,313
Lease Income	34,792,485	16,128,771	9,584,972
Total revenue	1,745,763,191	2,482,632,812	2,217,551,285
Real Estate Sales [Member]
Summary of significant accounting policies
Revenue from Contract with Customer	1,604,891,939	2,387,031,568	2,139,370,792
Real estate management services income [Member]
Summary of significant accounting policies
Revenue from Contract with Customer	91,208,307	67,488,169	63,447,420
Other revenue [Member]
Summary of significant accounting policies
Revenue from Contract with Customer	$ 14,870,460	$ 11,984,304	$ 5,148,101